UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07527

                                  TURNER FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                         1205 Westlakes Drive, Suite 100
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                  Turner Funds
                                 P.O. Box 219805
                           Kansas City, MO 64121-9805
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-224-6312

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS.



Schedule of investments

Turner Concentrated Growth Fund
June 30, 2009 (unaudited)

                                                Value
                                    Shares      (000)
--------------------------------------------------------
Common stock -- 97.4%+
--------------------------------------------------------
Consumer discretionary -- 9.5%
--------------------------------------------------------
Amazon.com*                         19,350    $    1,619
Pulte Homes                        173,030         1,528
                                              ----------
Total Consumer discretionary                       3,147
                                              ----------
--------------------------------------------------------
Financials --13.9%
--------------------------------------------------------
Goldman Sachs Group                 10,880         1,604
Morgan Stanley                      52,580         1,499
PNC Financial Services Group        38,860         1,508
                                              ----------
Total Financials                                   4,611
                                              ----------
--------------------------------------------------------
Health care --9.5%
--------------------------------------------------------
Express Scripts*                    23,650         1,626
Gilead Sciences*                    32,730         1,533
                                              ----------
Total Health care                                  3,159
                                              ----------
--------------------------------------------------------
Information technology --51.0%
--------------------------------------------------------
Alcatel-Lucent ADR                 685,140         1,699
Apple*                              11,260         1,604
Broadcom, Cl A*                     72,520         1,798
Corning                            110,260         1,771
Google, Cl A*                        3,650         1,539
Lam Research*                       68,790         1,788
Micron Technology*                 302,960         1,533
QUALCOMM                            42,390         1,916
Salesforce.com*                     36,150         1,380
Taiwan Semiconductor Manufacturing
  ADR                              200,470         1,886
                                              ----------
Total Information technology                      16,914
                                              ----------
--------------------------------------------------------
Materials --8.8%
--------------------------------------------------------
Alcoa                              132,880         1,373
Nucor                               34,790         1,546
                                              ----------
Total Materials                                    2,919
                                              ----------
--------------------------------------------------------
Telecommunication services --4.7%
--------------------------------------------------------
China Mobile ADR                    31,290         1,567
                                              ----------
Total Telecommunication services                   1,567
                                              ----------
--------------------------------------------------------
Total Common stock
  (Cost $29,719)                                  32,317
========================================================
Cash equivalent--2.5%
--------------------------------------------------------
BlackRock TempCash Fund
  Institutional Shares,
  0.443%**                         845,451           845
--------------------------------------------------------
Total Cash equivalent
  (Cost $845)                                        845
========================================================
--------------------------------------------------------

Total Investments--99.9%
  (Cost $30,564)++                            $   33,162
========================================================

Percentages are based on Net Assets of $33,194.***

+ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*     Non-income  producing security.
**    Rate shown is the 7-day  effective yield as of June 30, 2009.
***   Numbers have been rounded to the nearest thousand.
ADR -- American Depositary Receipt
Cl -- Class

++ At June 30, 2009, the tax basis cost of the Fund's investments was $30,607, and the unrealized appreciation and depreciation were $4,475 and $(1,920), respectively. ***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Schedule of investments

Turner Core Growth Fund
June 30, 2009 (unaudited)
                                                Value
                                    Shares      (000)
--------------------------------------------------------
Common stock --97.7%
--------------------------------------------------------
Consumer discretionary --12.3%
--------------------------------------------------------
Amazon.com*                        131,180    $   10,975
Best Buy                           143,530         4,807
Cablevision Systems, Cl A          310,745         6,032
Coach                              113,450         3,050
Guess?                             124,980         3,222
Honda Motor ADR #                  124,460         3,406
Kohl's*                            149,710         6,400
Lowe's                             274,780         5,333
NVR*                                12,218         6,138
Pulte Homes                        705,560         6,230
Wynn Resorts # *                   121,760         4,298
Yum! Brands                        111,980         3,733
                                              ----------
Total Consumer discretionary                      63,624
                                              ----------
--------------------------------------------------------
Consumer staples --10.2%
--------------------------------------------------------
Archer-Daniels-Midland             257,150         6,884
Avon Products                      145,360         3,747
Colgate-Palmolive                  112,920         7,988
CVS/Caremark                       346,770        11,052
PepsiCo                            278,100        15,284
SYSCO                              197,840         4,447
Whole Foods Market #               183,032         3,474
                                              ----------
Total Consumer staples                            52,876
                                              ----------
--------------------------------------------------------
Energy --12.0%
--------------------------------------------------------
Cameron International*             265,360         7,510
Enbridge                           131,690         4,574
Occidental Petroleum               147,780         9,725
PetroHawk Energy*                  242,040         5,397
Petroleo Brasileiro ADR            252,990        10,367
Southwestern Energy*               132,937         5,165
Transocean*                        127,680         9,486
Weatherford International*         505,480         9,887
                                              ----------
Total Energy                                      62,111
                                              ----------
--------------------------------------------------------
Financials --13.1%
--------------------------------------------------------
BlackRock, Cl A                     48,890         8,576
Charles Schwab                     422,300         7,407
Digital Realty Trust                99,870         3,581
Goldman Sachs Group                 58,080         8,563
IntercontinentalExchange*           38,420         4,389
Morgan Stanley                     273,450         7,796
MSCI, Cl A*                        156,540         3,826
PNC Financial Services Group       183,540         7,123




                                                Value
                                    Shares       (000)
--------------------------------------------------------
T. Rowe Price Group                184,130   $     7,673
Visa, Cl A                         140,550         8,751
                                              ----------
Total Financials                                  67,685
                                              ----------
--------------------------------------------------------
Health care --14.0%
--------------------------------------------------------
Abbott Laboratories                272,660        12,826
Alexion Pharmaceuticals*            75,530         3,106
Allergan                            71,860         3,419
DaVita*                             86,140         4,261
Express Scripts*                   138,570         9,527
Gilead Sciences*                   379,550        17,778
Henry Schein*                       57,710         2,767
Intuitive Surgical*                 14,428         2,362
Life Technologies*                  99,530         4,152
St. Jude Medical*                  145,530         5,981
Teva Pharmaceutical Industries
  ADR                              130,490         6,438
                                              ----------
Total Health care                                 72,617
                                              ----------
--------------------------------------------------------
Industrials --3.4%
--------------------------------------------------------
C.H. Robinson Worldwide             70,130         3,657
Cummins                            103,000         3,627
First Solar # *                     28,540         4,627
Joy Global                          59,209         2,115
Robert Half International          147,250         3,478
                                              ----------
Total Industrials                                 17,504
                                              ----------
--------------------------------------------------------
Information technology --24.1%
--------------------------------------------------------
Adobe Systems*                     124,500         3,523
Apple*                             133,170        18,968
Applied Materials                  682,340         7,485
ASML Holding, Cl G                 232,160         5,026
Broadcom, Cl A*                    273,070         6,769
Corning                            429,830         6,903
F5 Networks*                       100,280         3,469
Google, Cl A*                       35,320        14,891
International Business Machines    177,630        18,548
Juniper Networks*                  142,090         3,353
Lam Research*                      296,870         7,719
Mastercard, Cl A                    31,200         5,220
QUALCOMM                           355,520        16,069
Salesforce.com*                     79,610         3,039
Western Union                      249,700         4,095
                                              ----------
Total Information technology                     125,077
                                              ----------
--------------------------------------------------------
Materials --3.7%
--------------------------------------------------------
Alcoa                              650,980         6,725
Monsanto                            99,910         7,427

Schedule of investments
Turner Core Growth Fund
                                                 Value
                                    Shares       (000)
--------------------------------------------------------
Potash Corp of Saskatchewan         54,580    $    5,079
                                              ----------
Total Materials                                   19,231
                                              ----------
--------------------------------------------------------
Telecommunication services --3.3%
--------------------------------------------------------
China Mobile ADR                   205,790        10,306
China Unicom Hong Kong ADR #       334,360         4,460
Millicom International
  Cellular # *                      42,920         2,415
                                              ----------
Total Telecommunication services                  17,181
                                              ----------
--------------------------------------------------------
Utilities --1.6%
--------------------------------------------------------
Aqua America                       234,610         4,199
Questar                            131,070         4,071
                                              ----------
Total Utilities                                    8,270
                                              ----------
--------------------------------------------------------
Total Common stock
  (Cost $483,441)                                506,176
========================================================
--------------------------------------------------------
Cash equivalent--5.2%
--------------------------------------------------------
BlackRock TempCash Fund
  Institutional Shares,
  0.443%** (1)                  26,995,754        26,996
--------------------------------------------------------
Total Cash equivalent
  (Cost $26,996)                                  26,996
========================================================
--------------------------------------------------------
Total Investments--102.9%
  (Cost $510,437)+                            $  533,172
========================================================

Percentages are based on Net Assets of $518,146.***

*   Non-income producing security.
**  Rate shown is the 7-day effective yield as of June 30, 2009.
*** Numbers have been rounded to the nearest thousand.
# Security fully or partially on loan at June 30, 2009. The total value of securities on loan at June 30, 2009, was $18,076,996.
    Certain of these securities may have been sold prior to period end.
(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2009 was $18,627,175.
ADR -- American Depositary Receipt
Cl -- Class

+ At June 30, 2009, the tax basis cost of the Fund's investments was $514,961, and the unrealized appreciation and depreciation were $57,796 and $(39,585), respectively. ***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Schedule of investments

Turner Emerging Growth Fund
June 30, 2009 (unaudited)
                                                 Value
                                    Shares       (000)
--------------------------------------------------------
Common stock --89.1%
--------------------------------------------------------
Consumer discretionary --15.2%
--------------------------------------------------------
American Public Education*          28,980    $    1,148
Boyd Gaming #                      372,100         3,163
Buckle                              86,290         2,741
California Pizza Kitchen*          228,970         3,043
Chico's FAS*                       304,410         2,962
Citi Trends*                       216,110         5,593
Coinstar*                           93,390         2,493
Corinthian Colleges*                19,830           336
Cracker Barrel Old Country Store    48,430         1,351
Deckers Outdoor*                   226,650        15,927
DineEquity #                        92,620         2,889
Genesco*                           131,820         2,474
Imax*                              291,300         2,365
JOS A Bank Clothiers # *            70,250         2,421
New Oriental Education &
  Technology Group ADR*             13,450           906
Red Robin Gourmet Burgers*         193,440         3,627
True Religion Apparel # *          123,970         2,765
Volcom # *                         154,420         1,930
                                              ----------
Total Consumer discretionary                      58,134
                                              ----------
--------------------------------------------------------
Consumer staples --5.9%
--------------------------------------------------------
Central European Distribution*     242,050         6,431
Chattem # *                         17,930         1,221
Green Mountain Coffee Roasters*    103,215         6,102
TreeHouse Foods*                    54,830         1,577
United Natural Foods*              277,088         7,274
                                              ----------
Total Consumer staples                            22,605
                                              ----------
--------------------------------------------------------
Energy --6.7%
--------------------------------------------------------
Arena Resources*                    82,230         2,619
Brigham Exploration # *            374,290         1,306
Carrizo Oil & Gas # *              179,648         3,081
Dawson Geophysical*                 53,660         1,602
NATCO Group, Cl A*                 136,165         4,483
Penn Virginia                      261,480         4,280
Petroleum Development*              47,860           751
Walter Energy                      103,280         3,743
Willbros Group*                    298,752         3,737
                                              ----------
Total Energy                                      25,602
                                              ----------
--------------------------------------------------------
Financials --4.9%
--------------------------------------------------------
American Physicians Capital        159,990         6,265
City Holding                        39,800         1,209


                                                 Value
                                   Shares        (000)
--------------------------------------------------------
Harleysville Group                 116,160    $    3,278
IBERIABANK                          69,070         2,722
Navigators Group*                  118,590         5,269
                                              ----------
Total Financials                                  18,743
                                              ----------
--------------------------------------------------------
Health care --23.6%
--------------------------------------------------------
Acorda Therapeutics*               363,762        10,254
Air Methods*                       241,239         6,600
Alexion Pharmaceuticals*           257,610        10,593
Amedisys # *                        17,430           576
Auxilium Pharmaceuticals # *       176,790         5,548
CardioNet*                         100,253         1,636
Catalyst Health Solutions*         124,280         3,100
Cougar Biotechnology*               21,230           912
Health Net*                        161,440         2,510
HMS Holdings*                       60,120         2,448
Icon ADR*                          178,240         3,846
Immucor*                           131,950         1,816
Kendle International*              143,130         1,752
LHC Group*                          17,220           382
MedAssets*                         132,810         2,583
Orthofix International*            155,950         3,900
Parexel International*             518,544         7,457
PharMerica*                        455,930         8,950
PSS World Medical*                 120,840         2,237
Psychiatric Solutions*             174,200         3,961
Savient Pharmaceuticals*           156,550         2,170
West Pharmaceutical Services        55,380         1,930
Wright Medical Group*              123,528         2,008
XenoPort*                          139,064         3,222
                                              ----------
Total Health care                                 90,391
                                              ----------
--------------------------------------------------------
Industrials --16.8%
--------------------------------------------------------
Aerovironment # *                   65,390         2,018
American Science & Engineering #    74,839         5,173
Astec Industries*                   60,830         1,806
AZZ*                                52,430         1,804
Bucyrus International, Cl A        295,390         8,436
CBIZ*                              760,260         5,413
Chart Industries*                  139,181         2,530
CIRCOR International                78,090         1,844
Clean Harbors*                      79,690         4,303
Copa Holdings, Cl A                 65,930         2,691
Cubic                               75,870         2,715
EnPro Industries*                  167,400         3,015

Schedule of investments
Turner Emerging Growth Fund

                                               Value
                                   Shares       (000)
--------------------------------------------------------
ESCO Technologies*                 101,760    $    4,559
Genesee & Wyoming, Cl A*           166,735         4,420
HUB Group, Cl A*                    78,378         1,618
Middleby # *                       112,010         4,920
Powell Industries*                  90,260         3,346
Robbins & Myers                     58,340         1,123
Triumph Group                       63,626         2,545
                                              ----------
Total Industrials                                 64,279
                                              ----------
--------------------------------------------------------
Information technology --13.0%
--------------------------------------------------------
3PAR # *                           204,570         2,537
Actuate*                           508,920         2,433
Ansys*                             267,430         8,333
Ariba*                             517,650         5,093
Atheros Communications*            115,530         2,223
Cogo Group*                         85,420           510
Comtech Telecommunications*        161,755         5,157
Cybersource*                       337,706         5,167
Global Cash Access Holdings*       208,460         1,659
Hittite Microwave*                  59,900         2,081
Kenexa*                            188,220         2,178
Netscout Systems*                   45,620           428
Palm # *                           206,640         3,424
Plexus*                            112,170         2,295
Power Integrations                  81,660         1,943
Quality Systems #                   27,560         1,570
Synaptics # *                       72,400         2,798
                                              ----------
Total Information technology                      49,829
                                              ----------
--------------------------------------------------------
Materials --1.3%
--------------------------------------------------------
Huntsman                           472,130         2,375
Thompson Creek Metals # *          239,470         2,447
                                              ----------
Total Materials                                    4,822
                                              ----------
--------------------------------------------------------
Telecommunication services --1.0%
--------------------------------------------------------
NTELOS Holdings                    205,180         3,780
                                              ----------
Total Telecommunication services                   3,780
                                              ----------
--------------------------------------------------------
Utilities --0.7%
--------------------------------------------------------
Artesian Resources, Cl A            60,815           969
California Water Service Group      50,362         1,855
                                              ----------
Total Utilities                                    2,824
                                              ----------
--------------------------------------------------------
Total Common stock
  (Cost $303,632)                                341,009
========================================================



                                                 Value
                                    Shares      (000)
--------------------------------------------------------
Registered investment company --3.5%
--------------------------------------------------------
  iShares Russell 2000 Index
   Fund                            268,050    $   13,660
--------------------------------------------------------
Total Registered investment company
  (Cost $17,269)                                  13,660
========================================================
--------------------------------------------------------
Cash equivalent--15.7%
--------------------------------------------------------
BlackRock TempCash Fund
  Institutional Shares,
  0.443%** (1)                  60,124,868        60,125
--------------------------------------------------------
Total Cash equivalent
  (Cost $60,125)                                  60,125
========================================================
--------------------------------------------------------
Total Investments--108.3%
  (Cost $381,026)+                             $ 414,794
========================================================

Percentages are based on Net Assets of $382,836.***

*   Non-income producing security.
**  Rate shown is the 7-day effective yield as of June 30, 2009.
*** Numbers have been rounded to the nearest thousand.
# Security fully or partially on loan at June 30, 2009. The total value of securities on loan at June 30, 2009, was $34,181,549. Certain of these securities may have been sold prior to period end.
(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2009 was $34,561,526.
ADR -- American Depositary Receipt
Cl -- Class

+ At June 30, 2009, the tax basis cost of the Fund's investments was $386,309, and the unrealized appreciation and depreciation were $68,892 and $(40,407), respectively. ***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q  Filing for FAS 157 disclosure.

Schedule of investments

Turner Large Cap Growth
Fund June 30, 2009 (unaudited)

                                                Value
                                    Shares      (000)
--------------------------------------------------------
Common stock --99.0%+
--------------------------------------------------------
Consumer discretionary --10.9%
--------------------------------------------------------
Amazon.com*                         17,590    $    1,472
Best Buy                            24,910           834
Coach                               17,800           478
Honda Motor ADR #                   24,750           677
Kohl's*                             18,960           811
Lowe's                              46,230           897
Yum! Brands                         16,160           539
                                              ----------
Total Consumer discretionary                       5,708
                                              ----------
--------------------------------------------------------
Consumer staples --13.7%
--------------------------------------------------------
Archer-Daniels-Midland              32,980           883
Avon Products                       34,640           893
Colgate-Palmolive                   13,270           939
CVS/Caremark                        35,620         1,135
PepsiCo                             47,190         2,594
SYSCO                               30,930           695
                                              ----------
Total Consumer staples                             7,139
                                              ----------
--------------------------------------------------------
Energy --4.8%
--------------------------------------------------------
Occidental Petroleum                14,840           977
Southwestern Energy*                15,220           591
Weatherford International*          47,630           932
                                              ----------
Total Energy                                       2,500
                                              ----------
--------------------------------------------------------
Financials --5.7%
--------------------------------------------------------
Goldman Sachs Group                  5,900           870
Morgan Stanley                      18,050           515
PNC Financial Services Group        13,800           535
T. Rowe Price Group                 11,200           467
Visa, Cl A                           9,250           576
                                              ----------
Total Financials                                   2,963
                                              ----------
--------------------------------------------------------
Health care --15.8%
--------------------------------------------------------
Abbott Laboratories                 36,560         1,720
Express Scripts*                    21,250         1,461
Gilead Sciences*                    40,970         1,919
St. Jude Medical*                   31,590         1,298
Teva Pharmaceutical Industries
   ADR                              18,040           890
Thermo Fisher Scientific*           23,970           977
                                              ----------
Total Health care                                  8,265
                                              ----------
--------------------------------------------------------
Industrials --2.5%
--------------------------------------------------------
C.H. Robinson Worldwide              8,940           466
Cummins                             13,040           459
First Solar*                         2,360           383
                                              ----------
Total Industrials                                  1,308
                                              ----------



                                                 Value
                                    Shares       (000)
--------------------------------------------------------
Information technology --39.0%
--------------------------------------------------------
Activision Blizzard*                53,730    $      678
Adobe Systems*                      21,650           613
Apple*                              15,270         2,175
Applied Materials                  118,180         1,297
Broadcom, Cl A*                     83,540         2,071
Corning                             81,810         1,314
Google, Cl A*                        5,195         2,190
International Business Machines     22,400         2,339
Juniper Networks*                   52,030         1,228
Kla-Tencor                          50,420         1,273
QUALCOMM                            64,390         2,910
Taiwan Semiconductor Manufacturing
  ADR                              127,040         1,195
Xilinx                              51,640         1,057
                                              ----------
Total Information technology                      20,340
                                              ----------
--------------------------------------------------------
Materials --3.5%
--------------------------------------------------------
Monsanto                            10,530           783
Nucor                               14,010           622
Potash Corp of Saskatchewan          4,370           407
                                              ----------
Total Materials                                    1,812
                                              ----------
--------------------------------------------------------
Telecommunication services --3.1%
--------------------------------------------------------
American Tower, Cl A*               24,500           772
China Mobile ADR                    16,490           826
                                              ----------
Total Telecommunication services                   1,598
                                              ----------
--------------------------------------------------------
Total Common stock
  (Cost $50,430)                                  51,633
========================================================
--------------------------------------------------------
Cash equivalent--3.2%
--------------------------------------------------------
BlackRock TempCash Fund
  Institutional Shares,
  0.443%** (1)                   1,655,834         1,656
--------------------------------------------------------
Total Cash equivalent
  (Cost $1,656)                                    1,656
========================================================
--------------------------------------------------------
Total Investments--102.2%
  (Cost $52,086)++                            $   53,289
========================================================


Percentages are based on Net Assets of $52,170. ***

+ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*   Non-income producing security.
**  Rate shown is the 7-day effective yield as of June 30, 2009.
*** Numbers have been rounded to the nearest thousand.

Schedule of investments
Turner Large Cap Growth Fund


# Security fully or partially on loan at June 30, 2009. The total value of securities on loan at June 30, 2009, was $601,244.
    Certain of these securities may have been sold prior to period end.
(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2009 was $611,712.

ADR -- American Depositary Receipt
Cl -- Class

++ At June 30, 2009, the tax basis cost of the Fund's investments was $52,374, and the unrealized appreciation and depreciation were $3,767 and $(2,852), respectively. ***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Schedule of investments

Turner Midcap Growth Fund
June 30, 2009 (unaudited)
                                                 Value
                                    Shares       (000)
--------------------------------------------------------
Common stock --99.2%+
--------------------------------------------------------
Consumer discretionary --17.6%
--------------------------------------------------------
Cablevision Systems, Cl A          277,156    $    5,380
Coach                              462,430        12,430
Darden Restaurants                 232,686         7,674
DR Horton                          876,790         8,207
Goodyear Tire & Rubber*            631,560         7,111
Guess?                             514,832        13,272
Kohl's*                            393,294        16,813
Magna International, Cl A          103,090         4,355
Nordstrom #                        365,210         7,264
Penn National Gaming*              201,088         5,854
priceline.com*                      71,950         8,026
Pulte Homes                        772,507         6,821
Starwood Hotels & Resorts
  Worldwide                        530,840        11,784
Urban Outfitters*                  594,234        12,402
Warnaco Group*                     142,320         4,611
WMS Industries*                    386,445        12,177
Wynn Resorts # *                   260,215         9,186
                                              ----------
Total Consumer discretionary                     153,367
                                              ----------
--------------------------------------------------------
Consumer staples --5.1%
--------------------------------------------------------
Alberto-Culver, Cl B               247,127         6,284
Avon Products                      471,470        12,155
Energizer Holdings*                175,430         9,164
Hansen Natural*                    198,985         6,133
Whole Foods Market #               572,000        10,857
                                              ----------
Total Consumer staples                            44,593
                                              ----------
--------------------------------------------------------
Energy --6.0%
--------------------------------------------------------
Cameron International*             383,829        10,862
Consol Energy                      297,866        10,116
Nabors Industries*                 508,460         7,922
PetroHawk Energy*                  501,820        11,191
Range Resources                    307,061        12,715
                                              ----------
Total Energy                                      52,806
                                              ----------
--------------------------------------------------------
Financials --8.1%
--------------------------------------------------------
CB Richard Ellis Group, Cl A*      396,430         3,711
Digital Realty Trust               159,070         5,703
IntercontinentalExchange*          102,831        11,747
MSCI, Cl A*                        337,930         8,259
Northern Trust                     229,390        12,314
T. Rowe Price Group                356,859        14,870
TD Ameritrade Holding*             500,280         8,775



                                                 Value
                                    Shares       (000)
--------------------------------------------------------
Waddell & Reed Financial, Cl A     212,110    $    5,593
                                              ----------
Total Financials                                  70,972
                                              ----------
--------------------------------------------------------
Health care --14.6%
--------------------------------------------------------
Alexion Pharmaceuticals*           407,507        16,757
Allergan                           110,798         5,272
AmerisourceBergen, Cl A            333,948         5,924
Beckman Coulter                     80,250         4,585
DaVita*                            144,859         7,165
Express Scripts*                   193,852        13,327
Illumina*                          307,459        11,972
Intuitive Surgical # *              39,322         6,435
Laboratory Corp. of America
  Holdings*                        185,340        12,564
Life Technologies*                 140,160         5,848
Myriad Genetics*                   111,642         3,980
Myriad Pharmaceuticals*             36,683           171
Omnicare                           281,864         7,261
St. Jude Medical*                  345,350        14,194
United Therapeutics*               140,193        11,682
                                              ----------
Total Health care                                127,137
                                              ----------
--------------------------------------------------------
Industrials --11.3%
--------------------------------------------------------
C.H. Robinson Worldwide            201,820        10,525
Continental Airlines, Cl B*        415,333         3,680
Cummins                            318,330        11,208
ESCO Technologies*                 116,162         5,204
Fastenal #                         169,190         5,612
Joy Global                         165,690         5,918
McDermott International*           367,980         7,474
Navistar International*             70,730         3,084
Parker Hannifin                    245,710        10,556
Precision Castparts                142,012        10,371
Quanta Services*                   238,850         5,525
Robert Half International          465,139        10,987
Stericycle*                         91,859         4,733
URS*                                71,130         3,522
                                              ----------
Total Industrials                                 98,399
                                              ----------
--------------------------------------------------------
Information technology --27.0%
--------------------------------------------------------
Activision Blizzard*               750,338         9,477
Adobe Systems*                     219,865         6,222
Alcatel-Lucent ADR               2,384,760         5,914
ASML Holding, Cl G                 392,890         8,506
Atheros Communications*            559,798        10,771
BMC Software*                      100,475         3,395
Broadcom, Cl A*                    636,001        15,767

Schedule of investments
Turner Midcap Growth Fund
                                                 Value
                                    Shares       (000)
--------------------------------------------------------
Brocade Communications Systems*    451,710    $    3,532
Ciena*                             388,260         4,019
F5 Networks*                       481,824        16,666
Fiserv*                            163,673         7,480
Global Payments                    146,440         5,486
Juniper Networks*                  378,804         8,940
Lam Research*                      368,255         9,575
Marvell Technology Group*          747,250         8,698
McAfee*                            429,741        18,131
MercadoLibre*                      147,920         3,976
Micron Technology*               2,411,340        12,201
NetApp*                            674,360        13,298
Netlogic Microsystems*              97,010         3,537
Paychex                            393,850         9,925
PMC - Sierra*                    1,153,049         9,178
Riverbed Technology*               187,060         4,338
Salesforce.com*                    168,220         6,421
Teradyne*                        1,085,190         7,444
Varian Semiconductor Equipment
  Associates*                      389,021         9,333
VeriSign*                          435,200         8,042
VistaPrint*                        122,083         5,207
                                              ----------
Total Information technology                     235,479
                                              ----------
--------------------------------------------------------
Materials --5.7%
--------------------------------------------------------
Airgas                             138,429         5,610
Alcoa                              688,790         7,115
CF Industries Holdings             125,760         9,324
Ecolab                             216,537         8,443
Steel Dynamics                     488,860         7,201
Teck Resources, Cl B               220,700         3,518
United States Steel                242,140         8,654
                                              ----------
Total Materials                                   49,865
                                              ----------
--------------------------------------------------------
Telecommunication services --1.4%
--------------------------------------------------------
MetroPCS Communications*           445,251         5,926
Millicom International
  Cellular # *                     116,440         6,551
                                              ----------
Total Telecommunication services                  12,477
                                              ----------
--------------------------------------------------------
Utilities --2.4%
--------------------------------------------------------
AES*                               283,120         3,287
PPL                                353,467        11,650
Questar                            182,706         5,675
                                              ----------
Total Utilities                                   20,612
                                              ----------
--------------------------------------------------------
Total Common stock
  (Cost $808,905)                                865,707
========================================================

                                                Value
                                    Shares      (000)
--------------------------------------------------------
Cash equivalent--6.2%
--------------------------------------------------------
BlackRock TempCash Fund
  Institutional Shares,
  0.443%** (1)                  53,684,325    $   53,684
--------------------------------------------------------
Total Cash equivalent
  (Cost $53,684)                                  53,684
========================================================
--------------------------------------------------------
Total Investments--105.4%
  (Cost $862,589) ++                           $ 919,391
========================================================


Percentages are based on Net Assets of $872,442.***

+ More narrow industries are utilized for compliance purposes, whereas broad sectors are used for reporting purposes.
*   Non-income producing security.
**  Rate shown is the 7-day effective yield as of June 30, 2009.
*** Numbers have been rounded to the nearest thousand.
# Security fully or partially on loan at June 30, 2009. The total value of securities on loan at June 30, 2009, was $38,456,505. Certain of these securities may have been sold prior to period end.
(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2009 was $39,119,596.

ADR -- American Depositary Receipt
Cl -- Class

++ At June 30, 2009, the tax basis cost of the Fund's investments was $868,619, and the unrealized appreciation and depreciation were $113,776 and $(63,004), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Schedule of investments

Turner New Enterprise Fund
June 30, 2009 (unaudited)

                                                Value
                                    Shares      (000)
--------------------------------------------------------
Common stock --95.9%+
--------------------------------------------------------
Consumer discretionary --15.0%
--------------------------------------------------------
Coach                               27,700    $      745
DR Horton                           48,590           455
Guess?                              28,770           742
Orient-Express Hotels, Cl A         65,500           556
Scientific Games, Cl A*             39,890           629
WMS Industries*                     14,010           441
                                              ----------
Total Consumer discretionary                       3,568
                                              ----------
--------------------------------------------------------
Consumer staples --1.9%
--------------------------------------------------------
Whole Foods Market                  23,460           445
                                              ----------
Total Consumer staples                               445
                                              ----------
--------------------------------------------------------
Financials --8.6%
--------------------------------------------------------
IntercontinentalExchange*            6,630           758
Morgan Stanley                      25,030           714
MSCI, Cl A*                         23,830           582
                                              ----------
Total Financials                                   2,054
                                              ----------
--------------------------------------------------------
Health care --17.6%
--------------------------------------------------------
Alexion Pharmaceuticals*            20,790           855
Express Scripts*                    15,260         1,049
Gilead Sciences*                    22,170         1,038
Healthsouth*                        49,210           711
United Therapeutics*                 6,350           529
                                              ----------
Total Health care                                  4,182
                                              ----------
--------------------------------------------------------
Information technology --48.5%
--------------------------------------------------------
Apple*                               5,540           789
Atheros Communications*             28,430           547
Broadcom, Cl A*                     23,550           584
Ciena*                              59,490           616
Corning                             48,500           779
F5 Networks*                        25,760           891
Google, Cl A*                        1,430           603
Juniper Networks*                   23,710           559
Lam Research*                       24,240           630
LogMeIn                             65,000         1,040
McAfee*                             28,320         1,195
Micron Technology*                 171,880           870
QUALCOMM                            16,860           762
Taiwan Semiconductor Manufacturing
  ADR                               56,620           533
Varian Semiconductor Equipment
  Associates*                       21,980           527
Visa, Cl A                           9,680           603
                                              ----------
Total Information technology                      11,528
                                              ----------



                                                 Value
                                    Shares       (000)
--------------------------------------------------------
Materials --4.3%
--------------------------------------------------------
CF Industries Holdings               9,410    $      698
Steel Dynamics                      23,172           341
                                              ----------
Total Materials                                    1,039
--------------------------------------------------------
Total Common stock
  (Cost $19,823)                                  22,816
========================================================
--------------------------------------------------------
Exchange Traded Funds --7.4%
--------------------------------------------------------
ProShares UltraShort MSCI Emerging
  Markets Fund                      22,670           477
ProShares UltraShort QQQ Fund #     22,720           727
ProShares UltraShort Technology
  Fund                              14,110           564
--------------------------------------------------------
Total Exchange Traded Funds
  (Cost $1,951)                                    1,768
========================================================
--------------------------------------------------------
Cash equivalent--2.7%
--------------------------------------------------------
BlackRock TempCash Fund
  Institutional Shares,
  0.443%**                         659,451           659
--------------------------------------------------------
Total Cash equivalent
  (Cost $659)                                        659
========================================================
--------------------------------------------------------
Total Investments--106.0%
  (Cost $22,433)++                            $   25,243
========================================================

Percentages are based on Net Assets of $23,787.***

+ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*   Non-income producing security.
**  Rate shown is the 7-day effective yield as of June 30, 2009.
*** Numbers have been rounded to the nearest thousand.
# Security fully or partially on loan at June 30, 2009. The total value of securities on loan at June 30, 2009, was $78,980. Certain of these securities may have been sold prior to period end.
(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2009 was $81,518.

ADR -- American Depositary Receipt
Cl -- Class

++ At June 30, 2009, the tax basis cost of the Fund's investments was $22,351, and the unrealized appreciation and depreciation were $3,538 and $(646), respectively. ***

Schedule of investments
Turner New Enterprise Fund

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Schedule of investments

Turner Small Cap Growth Fund
June 30, 2009 (unaudited)
                                                Value
                                   Shares       (000)
--------------------------------------------------------
Common stock --96.1%+
--------------------------------------------------------
Consumer discretionary --14.2%
--------------------------------------------------------
Aeropostale*                        33,540    $    1,149
ArvinMeritor #                     297,507         1,306
Buckle                              54,995         1,747
Capella Education*                  25,100         1,505
Coldwater Creek*                   157,090           952
Collective Brands*                 104,835         1,528
Deckers Outdoor*                    30,390         2,135
J. Crew Group # *                   67,250         1,817
Life Time Fitness # *               96,800         1,937
Orient-Express Hotels, Cl A #      243,370         2,066
Ryland Group                        86,480         1,450
Saks*                              287,670         1,274
Scientific Games, Cl A*            136,080         2,146
Texas Roadhouse, Cl A*             205,940         2,247
True Religion Apparel # *           96,680         2,156
Warnaco Group*                      67,370         2,183
WMS Industries*                     97,020         3,057
                                              ----------
Total Consumer discretionary                      30,655
                                              ----------
--------------------------------------------------------
Consumer staples --2.8%
--------------------------------------------------------
Chattem # *                         26,249         1,788
Green Mountain Coffee Roasters*     19,790         1,170
Lance                               41,219           953
United Natural Foods*               81,683         2,144
                                              ----------
Total Consumer staples                             6,055
                                              ----------
--------------------------------------------------------
Energy --4.8%
--------------------------------------------------------
Arena Resources*                    55,700         1,774
Bill Barrett*                       58,090         1,595
Concho Resources*                    8,160           234
Core Laboratories                   27,300         2,379
Goodrich Petroleum # *              48,220         1,186
Key Energy Services*               279,007         1,607
Massey Energy                       80,560         1,574
                                              ----------
Total Energy                                      10,349
                                              ----------
--------------------------------------------------------
Financials --5.5%
--------------------------------------------------------
Bank of the Ozarks #                68,900         1,490
E-House China Holdings ADR # *      81,130         1,253
GLG Partners #                     249,310         1,020
MSCI, Cl A*                         74,740         1,827
ProAssurance*                       29,660         1,370
Stifel Financial*                   41,080         1,975
Tanger Factory Outlet Centers #     42,210         1,369



                                                Value
                                   Shares       (000)
--------------------------------------------------------
Western Alliance Bancorp # *       212,871    $    1,456
                                              ----------
Total Financials                                  11,760
                                              ----------
--------------------------------------------------------
Health care --21.6%
--------------------------------------------------------
Acorda Therapeutics*               109,380         3,084
Alexion Pharmaceuticals*            74,318         3,056
Align Technology*                   91,020           965
Alkermes*                          104,840         1,134
AMERIGROUP*                         95,750         2,571
Auxilium Pharmaceuticals # *        93,210         2,925
CardioNet*                          50,350           822
Cooper                              44,000         1,088
Cougar Biotechnology*               40,860         1,755
Haemonetics*                        26,270         1,497
Healthsouth # *                    127,240         1,837
Immucor*                            85,610         1,178
MedAssets*                          91,520         1,780
Myriad Pharmaceuticals*              5,393            25
NuVasive*                           55,900         2,493
OSI Pharmaceuticals*                29,600           836
Owens & Minor                       48,060         2,106
Parexel International*             140,930         2,027
Perrigo                             42,510         1,181
Psychiatric Solutions*              86,160         1,959
Savient Pharmaceuticals*            61,000           846
STERIS                              43,250         1,128
Tenet Healthcare*                  596,280         1,681
Thoratec*                           41,290         1,106
United Therapeutics*                23,350         1,946
West Pharmaceutical Services        82,470         2,874
Wright Medical Group*               67,500         1,097
XenoPort*                           62,370         1,445
                                              ----------
Total Health care                                 46,442
                                              ----------
--------------------------------------------------------
Industrials --8.4%
--------------------------------------------------------
American Superconductor # *         39,050         1,025
Copa Holdings, Cl A                 45,530         1,859
Duff & Phelps, Cl A                 86,710         1,542
ESCO Technologies*                  45,610         2,043
Genesee & Wyoming, Cl A*            61,880         1,640
HUB Group, Cl A*                    48,410           999
Kforce*                            179,930         1,488
Mobile Mini*                       109,936         1,613
Nordson                             23,930           925
Tetra Tech*                         68,100         1,951

Schedule of investments
Turner Small Cap Growth Fund
                                                Value
                                    Shares      (000)
--------------------------------------------------------
Watsco #                            44,080    $    2,157
Yingli Green Energy Holding
  ADR # *                           67,950           921
                                              ----------
Total Industrials                                 18,163
                                              ----------
--------------------------------------------------------
Information technology --31.8%
--------------------------------------------------------
3PAR*                              109,100         1,353
Adtran                              64,780         1,391
Ariba*                             173,720         1,710
AsiaInfo Holdings*                  70,060         1,206
Atheros Communications*            156,830         3,018
comScore*                           72,100           960
Cybersource*                       112,586         1,722
Cymer*                              50,070         1,489
Digital River*                      42,140         1,530
Diodes*                            117,220         1,833
F5 Networks*                        61,700         2,134
Fairchild Semiconductor
  International, Cl A*             371,580         2,597
GSI Commerce*                       86,390         1,231
MercadoLibre # *                    71,920         1,933
Net 1 UEPS Technologies*           126,640         1,721
Netlogic Microsystems # *           58,100         2,118
Neutral Tandem*                     19,270           569
Novellus Systems*                   77,440         1,293
Omniture*                          167,177         2,100
Palm # *                           200,410         3,321
Plexus*                            113,540         2,323
PMC - Sierra*                      425,530         3,387
Quality Systems #                   20,780         1,184
Riverbed Technology*                61,420         1,424
Rosetta Stone # *                   35,200           966
Semtech*                           136,750         2,176
SolarWinds*                         34,910           576
Sybase*                             55,240         1,731
Synaptics # *                       78,600         3,038
Teradyne*                          456,710         3,133
TiVo*                              135,820         1,423
Ultratech*                         135,950         1,674
Varian Semiconductor Equipment
  Associates*                      104,790         2,514
Verigy*                            186,870         2,274
VistaPrint*                         76,900         3,280
Vocus*                             109,201         2,158
                                              ----------
Total Information technology                      68,490
                                              ----------



                                                Value
                                      Shares    (000)
--------------------------------------------------------
Materials --4.9%
--------------------------------------------------------
Ashland                             60,731    $    1,704
Century Aluminum*                  143,440           894
Compass Minerals International      37,190         2,042
Greif, Cl A                         34,700         1,534
Schnitzer Steel Industries, Cl A    30,760         1,626
Temple-Inland                       68,670           901
Thompson Creek Metals # *          179,370         1,833
                                              ----------
Total Materials                                   10,534
--------------------------------------------------------
Telecommunication services --1.5%
--------------------------------------------------------
Leap Wireless International*        24,340           802
Premiere Global Services*          129,410         1,403
tw telecom, Cl A*                  102,550         1,053
                                              ----------
Total Telecommunication services                   3,258
                                              ----------
--------------------------------------------------------
Utilities --0.6%
--------------------------------------------------------
ITC Holdings                        27,760         1,259
                                              ----------
Total Utilities                                    1,259
--------------------------------------------------------
Total Common stock
  (Cost $183,088)                                206,965
========================================================
--------------------------------------------------------
Cash equivalent--20.6%
--------------------------------------------------------
BlackRock TempCash Fund
  Institutional Shares,
  0.443%** (1)                  44,454,953        44,455
--------------------------------------------------------
Total Cash equivalent
  (Cost $44,455)                                  44,455
========================================================
--------------------------------------------------------
Total Investments--116.7%
  (Cost $227,533)++                           $  251,420
========================================================

Percentages are based on Net Assets of $215,515.***

+ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*   Non-income producing security.
**  Rate shown is the 7-day effective yield as of June 30, 2009.
*** Numbers have been rounded to the nearest thousand.
# Security fully or partially on loan at June 30, 2009. The total value of securities on loan at June 30, 2009, was $36,184,383 Certain of these securities may have been sold prior to period end.
(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2009 was $36,782,861.

Schedule of investments
Turner Small Cap Growth Fund



ADR -- American Depositary Receipt
Cl -- Class

++ At June 30, 2009, the tax basis cost of the Fund's investments was $228,478, and the unrealized appreciation and depreciation were $38,783 and $(15,841), respectively. ***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Schedule of investments

Turner International Core Growth Fund
June 30, 2009 (unaudited)
                                                Value
                                    Shares      (000)
--------------------------------------------------------
Common stock --97.1%
--------------------------------------------------------
Consumer discretionary --7.3%
--------------------------------------------------------
Fast Retailing                         310    $       41
Honda Motor                            900            25
Inditex                              1,003            48
Magna International, Cl A              611            26
New Oriental Education & Technology
  Group ADR*                           540            36
Panasonic                            2,220            30
Parkson Retail Group                20,236            29
                                              ----------
Total Consumer discretionary                         235
                                              ----------
--------------------------------------------------------
Consumer staples --10.5%
--------------------------------------------------------
Cadbury                              3,720            32
Cia Brasileira de Distribuicao
  Grupo Pao de Acucar ADR            1,070            41
Diageo                               3,080            44
Nestle                               2,264            85
Reckitt Benckiser Group              1,054            48
Shoppers Drug Mart                   1,140            49
Woolworths                           1,950            42
                                              ----------
Total Consumer staples                               341
                                              ----------
--------------------------------------------------------
Energy --11.1%
--------------------------------------------------------
BG Group                             2,730            46
CNOOC                               33,800            42
Enbridge                             1,360            47
OGX Petroleo e Gas Participacoes       100            51
Petroleo Brasileiro                  2,960            61
Transocean*                            760            56
Weatherford International*           2,760            54
                                              ----------
Total Energy                                         357
                                              ----------
--------------------------------------------------------
Financials --15.2%
--------------------------------------------------------
Admiral Group                        3,310            48
Bank of Nova Scotia                  1,380            52
Deutsche Boerse                        570            44
E-House China Holdings ADR*          2,470            38
Industrial & Commercial Bank
  of China                          95,250            66
Intesa Sanpaolo                     12,078            39
Itau Unibanco Holding                3,650            58
Julius Baer Holding                  1,426            55
Mitsubishi UFJ Financial Group       8,410            52
Mitsui Fudosan                       2,340            41
                                              ----------
Total Financials                                     493
                                              ----------
--------------------------------------------------------
Health care --9.8%
--------------------------------------------------------
Alcon                                  290            34




                                                Value
                                    Shares      (000)
--------------------------------------------------------
AstraZeneca                            770    $       34
Covidien                               990            37
Roche Holding                          380            51
Shandong Weigao Group Medical
  Polymer, Cl H                      9,620            25
Sonova Holding                         420            34
SSL International                    4,910            42
Teva Pharmaceutical Industries ADR   1,180            58
                                              ----------
Total Health care                                    315
                                              ----------
--------------------------------------------------------
Industrials --9.8%
--------------------------------------------------------
Alstom                                 730            43
Beijing Enterprises Holdings         6,000            30
Guangshen Railway, Cl H             55,870            26
Kuehne + Nagel International           466            37
Kurita Water Industries              1,600            52
Siemens                                450            31
Tyco International                   2,070            54
Vestas Wind Systems *                  629            45
                                              ----------
Total Industrials                                    318
                                              ----------
--------------------------------------------------------
Information technology --12.4%
--------------------------------------------------------
Acer                                12,000            21
Alcatel-Lucent                      15,160            38
ASML Holding                         2,730            59
Autonomy*                            2,010            47
Companhia Brasileira de Meios de
  Pagamento*                         4,159            36
Longtop Financial Technologies ADR*  1,090            27
MercadoLibre*                        1,470            40
Nintendo                               105            29
Samsung Electronics                    120            56
Taiwan Semiconductor Manufacturing
  ADR                                4,100            38
ZTE, Cl H                            3,246            11
                                              ----------
Total Information technology                         402
                                              ----------
--------------------------------------------------------
Materials --13.7%
--------------------------------------------------------
Air Liquide                            500            45
Anhui Conch Cement, Cl H             6,980            43
ArcelorMittal                        1,484            49
BHP Billiton                         2,700            76
CRH                                  1,700            39
Potash Corp. of Saskatchewan           500            47
Rio Tinto                            1,503            63
Syngenta                               220            51

Schedule of investments
Turner International Core Growth Fund
                                                Value
                                    Shares      (000)
--------------------------------------------------------
Vale SA                              1,600    $       28
                                              ----------
Total Materials                                      441
                                              ----------
--------------------------------------------------------
Telecommunication services --5.1%
--------------------------------------------------------
China Mobile                         3,776            38
China Unicom Hong Kong              28,580            38
Millicom International Cellular*       690            39
Rogers Communications, Cl B          2,010            51
                                              ----------
Total Telecommunication services                     166
                                              ----------
--------------------------------------------------------
Utilities --2.2%
--------------------------------------------------------
International Power                  9,759            38
Tokyo Gas                            9,300            33
                                              ----------
Total Utilities                                       71
                                              ----------
--------------------------------------------------------
Total Common stock
  (Cost $3,023)                                    3,139
========================================================
--------------------------------------------------------
Preferred stock --1.7%
--------------------------------------------------------
Utilities --1.7%
--------------------------------------------------------
Cia Energetica de Minas Gerais       3,950            53
                                              ----------
Total Utilities                                       53
                                              ----------
--------------------------------------------------------
Total Preferred stock
  (Cost $68)                                          53
========================================================
--------------------------------------------------------
Registered investment company --1.9%
--------------------------------------------------------
iShares MSCI Japan Index Fund        6,640            63
--------------------------------------------------------
Registered investment company
  (Cost $64)                                          63
========================================================
--------------------------------------------------------
Cash equivalent--2.6%
--------------------------------------------------------
BlackRock TempCash Fund
  Institutional Shares,
  0.443%**                          84,705            85
--------------------------------------------------------
Total Cash equivalent
  (Cost $85)                                          85
========================================================
--------------------------------------------------------
Total Investments--103.3%
  (Cost $3,240)+                              $    3,340
========================================================

Percentages are based on Net Assets of $3,234.***

*   Non-income producing security.
**  Rate shown is the 7-day effective yield as of June 30, 2009.
*** Numbers have been rounded to the nearest thousand.
ADR -- American Depositary Receipt
Cl -- Class

+ At June 30, 2009, the tax basis cost of the Fund's investments was $3,240, and the unrealized appreciation and depreciation were $421 and $(321), respectively. ***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Schedule of investments

Turner Midcap Equity Fund
June 30, 2009 (unaudited)
                                                 Value
                                    Shares       (000)
--------------------------------------------------------
Common stock --96.6%
--------------------------------------------------------
Consumer discretionary --12.4%
--------------------------------------------------------
Abercrombie & Fitch, Cl A              550    $       14
Aeropostale*                           300            10
CBS, Cl B                              990             7
Dollar Tree*                           345            15
Interpublic Group*                   1,960            10
Las Vegas Sands*                       870             7
Magna International, Cl A              223             9
NVR*                                    20            10
O'Reilly Automotive*                   435            17
PetSmart                               637            14
priceline.com*                         120            13
                                              ----------
Total Consumer discretionary                         126
                                              ----------
--------------------------------------------------------
Consumer staples --5.4%
--------------------------------------------------------
Church & Dwight                        207            11
JM Smucker                             415            20
Sara Lee                             1,090            11
Whole Foods Market                     685            13
                                              ----------
Total Consumer staples                                55
                                              ----------
--------------------------------------------------------
Energy --8.2%
--------------------------------------------------------
Alpha Natural Resources*               465            12
Concho Resources*                      320             9
ENSCO International                    325            12
FMC Technologies*                      380            14
NuStar Energy                          250            14
PetroHawk Energy*                      445            10
Plains All American Pipeline           314            13
                                              ----------
Total Energy                                          84
                                              ----------
--------------------------------------------------------
Financials --13.4%
--------------------------------------------------------
AllianceBernstein Holding LP           510            10
Arch Capital Group*                    192            11
Assured Guaranty                       880            11
Digital Realty Trust                   410            14
Douglas Emmett                         640             6
First Horizon National               1,360            16
MSCI, Cl A*                            890            22
NYSE Euronext                          475            13
People's United Financial              695            11
SunTrust Banks                         865            14
Zions Bancorporation                   730             9
                                              ----------
Total Financials                                     137
                                              ----------



                                                 Value
                                    Shares       (000)
--------------------------------------------------------
Health care --11.1%
--------------------------------------------------------
Biovail                              1,415    $       19
Covance*                               290            14
Intuitive Surgical*                     70            12
Inverness Medical Innovations*         525            19
King Pharmaceuticals*                1,625            16
Life Technologies*                     405            17
Mylan*                                 775            10
Universal Health Services, Cl B        150             7
                                              ----------
Total Health care                                    114
                                              ----------
--------------------------------------------------------
Industrials --12.1%
--------------------------------------------------------
Ametek                                 381            13
Flowserve                              230            16
FTI Consulting*                        199            10
Joy Global                             300            11
McDermott International*             1,050            21
Quanta Services*                       505            12
Roper Industries                       220            10
SunPower, Cl A*                        410            11
URS*                                   380            19
                                              ----------
Total Industrials                                    123
                                              ----------
--------------------------------------------------------
Information technology --19.8%
--------------------------------------------------------
Akamai Technologies*                   530            10
Alcatel-Lucent ADR                   5,205            13
Alliance Data Systems*                 163             7
Electronic Arts*                       725            16
Fiserv*                                375            17
Global Payments                        315            12
IAC*                                   665            11
McAfee*                                585            25
NCR*                                 1,145            13
NetApp*                                555            11
Novellus Systems*                      495             8
ON Semiconductor*                    1,495            10
Sybase*                                480            15
Synopsys*                              685            13
Western Digital*                       754            20
                                              ----------
Total Information technology                         201
                                              ----------
--------------------------------------------------------
Materials --1.9%
--------------------------------------------------------
Commercial Metals                      620            10
Pan American Silver*                   490             9
                                              ----------
Total Materials                                       19
                                              ----------

Schedule of investments
Turner Midcap Equity Fund
                                                Value
                                    Shares      (000)
--------------------------------------------------------
Telecommunication services --5.2%
--------------------------------------------------------
Leap Wireless International*           325    $       11
Millicom International Cellular*       200            11
SBA Communications, Cl A*              665            16
Windstream                           1,810            15
                                              ----------
Total Telecommunication services                      53
                                              ----------
--------------------------------------------------------
Utilities --7.1%
--------------------------------------------------------
AES*                                 1,280            15
Calpine*                             1,425            16
Northeast Utilities                    455            10
NV Energy                            1,185            12
UGI                                    730            19
                                              ----------
Total Utilities                                       72
                                              ----------
--------------------------------------------------------
Total Common stock
  (Cost $923)                                        984
========================================================
--------------------------------------------------------
Cash equivalent--4.6%
--------------------------------------------------------
BlackRock TempCash Fund
  Institutional Shares,
  0.443%**                          47,394            47
--------------------------------------------------------
Total Cash equivalent
  (Cost $47)                                          47
========================================================
--------------------------------------------------------
Total Investments--101.2%
  (Cost $970)+                                $    1,031
========================================================

Percentages are based on Net Assets of $1,018.***


*   Non-income producing security.
**  Rate shown is the 7-day effective yield as of June 30, 2009.
*** Numbers have been rounded to the nearest thousand.
ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership

+ At June 30, 2009, the tax basis cost of the Fund's investments was $981, and the unrealized appreciation and depreciation were $87 and $(37), respectively. ***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Schedule of investments

Turner Quantitative Broad Market Equity Fund
June 30, 2009 (unaudited)
                                                 Value
                                    Shares       (000)
--------------------------------------------------------
Common stock --97.5%
--------------------------------------------------------
Consumer discretionary --11.9%
--------------------------------------------------------
Amazon.com*                             70    $        6
American Eagle Outfitters              160             2
DIRECTV Group*                         180             4
Ford Motor*                          1,040             6
Las Vegas Sands*                       450             4
Liberty Media - Interactive*           930             5
Macy's                                 440             5
Marvel Entertainment*                  130             5
McDonald's                              70             4
Starbucks*                             160             2
Time Warner Cable, Cl A                129             4
Walt Disney                            170             4
                                              ----------
Total Consumer discretionary                          51
                                              ----------
--------------------------------------------------------
Consumer staples --10.1%
--------------------------------------------------------
Coca-Cola                              108             5
CVS/Caremark                           130             4
Estee Lauder, Cl A                     130             4
Kimberly-Clark                          90             5
PepsiCo                                 86             5
Philip Morris International            110             5
Procter & Gamble                       165             8
Walgreen                               120             4
Wal-Mart Stores                         82             4
                                              ----------
Total Consumer staples                                44
                                              ----------
--------------------------------------------------------
Energy --10.8%
--------------------------------------------------------
Anadarko Petroleum                      80             4
Apache                                  60             4
Cimarex Energy                         140             4
ConocoPhillips                          66             3
Devon Energy                            80             5
Murphy Oil                              90             5
Occidental Petroleum                    45             3
Pioneer Natural Resources              200             5
Southwestern Energy*                   110             4
Spectra Energy                         300             5
Williams                               340             5
                                              ----------
Total Energy                                          47
                                              ----------
--------------------------------------------------------
Financials --14.6%
--------------------------------------------------------
Bank of America                        410             5
Genworth Financial, Cl A               910             6
IntercontinentalExchange*               30             3


                                                Value
                                   Shares       (000)
--------------------------------------------------------
JPMorgan Chase                         146    $        5
MetLife                                130             4
Morgan Stanley                         190             5
Northern Trust                          90             5
NYSE Euronext                          140             4
Old Republic International             341             3
PNC Financial Services Group           120             5
Prudential Financial                   130             5
Reinsurance Group of America, Cl A     110             4
T. Rowe Price Group                     74             3
WR Berkley                             260             6
                                              ----------
Total Financials                                      63
                                              ----------
--------------------------------------------------------
Health care --13.8%
--------------------------------------------------------
Boston Scientific*                     430             4
Community Health Systems*              200             5
Coventry Health Care*                  290             6
Express Scripts*                        80             6
Hospira*                               150             6
Idexx Laboratories*                    110             5
Inverness Medical Innovations*         140             5
Johnson & Johnson                      101             6
Life Technologies*                     110             5
Medco Health Solutions*                 90             4
Pfizer                                 240             3
Teva Pharmaceutical Industries ADR     110             5
                                              ----------
Total Health care                                     60
                                              ----------
--------------------------------------------------------
Industrials --8.0%
--------------------------------------------------------
Cummins                                 90             3
First Solar*                            20             3
General Electric                       567             7
JB Hunt Transport Services             150             5
Masco                                  330             3
Navistar International*                140             6
Textron                                420             4
United Technologies                     70             4
                                              ----------
Total Industrials                                     35
                                              ----------
--------------------------------------------------------
Information technology --17.6%
--------------------------------------------------------
Apple*                                  40             6
Cisco Systems*                         197             4
Corning                                390             6
Equinix*                                40             3
Google, Cl A*                            9             3
Hewlett-Packard                        120             5

Schedule of investments
Turner Quantitative Broad Market Equity Fund
                                                 Value
                                    Shares       (000)
--------------------------------------------------------
Intel                                  207    $        3
International Business Machines         72             7
Juniper Networks*                      180             4
Micron Technology*                     790             4
Microsoft                              327             8
Oracle                                 198             4
QUALCOMM                                55             3
Salesforce.com*                        150             6
Taiwan Semiconductor Manufacturing
  ADR                                  380             4
Xerox                                  950             6
                                              ----------
Total Information technology                          76
                                              ----------
--------------------------------------------------------
Materials --4.2%
--------------------------------------------------------
Alcoa                                  610             6
Celanese, Ser A                        200             5
Eastman Chemical                        90             3
Intrepid Potash*                       130             4
                                              ----------
Total Materials                                       18
                                              ----------
--------------------------------------------------------
Telecommunication services --3.9%
--------------------------------------------------------
Crown Castle International*            240             6
MetroPCS Communications*               240             3
NII Holdings*                          200             4
Verizon Communications                 140             4
                                              ----------
Total Telecommunication services                      17
                                              ----------
--------------------------------------------------------
Utilities --2.6%
--------------------------------------------------------
Allegheny Energy                       110             3
Pinnacle West Capital                  200             6
PPL                                     80             2
                                              ----------
Total Utilities                                       11
                                              ----------
--------------------------------------------------------
Total Common stock
  (Cost $407)                                        422
========================================================
Cash equivalent--2.5%
--------------------------------------------------------
--------------------------------------------------------
BlackRock TempCash Fund
  Institutional Shares,
  0.443%**                          10,690            11
--------------------------------------------------------
Total Cash equivalent
  (Cost $11)                                          11
========================================================
--------------------------------------------------------
Total Investments--100.0%
  (Cost $418)+                                $      433
========================================================


Percentages are based on Net Assets of $433.***

*   Non-income producing security.
**  Rate shown is the 7-day effective yield as of June 30, 2009.
*** Numbers have been rounded to the nearest thousand.


ADR -- American Depositary Receipt
Cl -- Class
Ser -- Series

+ At June 30, 2009, the tax basis cost of the Fund's investments was $418, and the unrealized appreciation and depreciation were $33 and $(18), respectively. ***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Schedule of investments


Turner Small Cap Equity Fund
June 30, 2009 (unaudited)
                                                Value
                                    Shares      (000)
--------------------------------------------------------
Common stock --95.1%
--------------------------------------------------------
Consumer discretionary --12.5%
--------------------------------------------------------
99 Cents Only Stores*               21,370    $      290
Aaron Rents                          9,010           268
Ameristar Casinos                   12,950           246
Bally Technologies*                 12,650           379
Buckle                               6,290           200
Carter's*                           14,170           349
Collective Brands*                  23,810           347
Lumber Liquidators*                 11,920           188
Men's Wearhouse                     15,530           298
Saks*                               30,700           136
Service International               52,690           289
Tractor Supply*                      6,650           275
                                              ----------
Total Consumer discretionary                       3,265
                                              ----------
--------------------------------------------------------
Consumer staples --4.0%
--------------------------------------------------------
Cal-Maine Foods #                   11,930           298
Darling International*              41,870           276
Sanderson Farms                      4,710           212
TreeHouse Foods*                     9,080           261
                                              ----------
Total Consumer staples                             1,047
                                              ----------
--------------------------------------------------------
Energy --6.0%
--------------------------------------------------------
Bristow Group*                       8,420           249
Global Industries*                  27,200           154
Hornbeck Offshore Services*          8,450           181
Linn Energy LLC                     10,700           210
Regency Energy Partners             11,760           171
Southern Union                      19,760           363
Unit*                                8,710           240
                                              ----------
Total Energy                                       1,568
                                              ----------
--------------------------------------------------------
Financials --17.8%
--------------------------------------------------------
Allied World Assurance Holdings      7,230           295
Brandywine Realty Trust             46,630           347
Cash America International          14,020           328
First Niagara Financial Group       22,550           258
Hancock Holding                      4,800           156
Hatteras Financial                   9,130           261
Knight Capital Group, Cl A*         18,640           318
MF Global # *                       46,460           275
Omega Healthcare Investors          18,780           292
optionsXpress Holdings              11,890           185



                                                Value
                                    Shares      (000)
--------------------------------------------------------
PrivateBancorp                       9,260    $      206
Prosperity Bancshares                8,810           263
Riskmetrics Group*                   7,510           133
Signature Bank*                      9,710           263
Stifel Financial*                    5,980           287
Tanger Factory Outlet Centers        7,750           251
Tower Group                          9,680           240
Trustmark                           14,720           284
                                              ----------
Total Financials                                   4,642
                                              ----------
--------------------------------------------------------
Health care --13.8%
--------------------------------------------------------
Cepheid*                            17,140           161
China Medical Technologies ADR #     6,190           123
Cooper                               5,330           132
Emergency Medical Services, Cl A*    9,730           358
ev3*                                25,930           278
Geron # *                           47,240           362
Greatbatch*                          8,330           189
Health Net*                         24,220           377
Medicis Pharmaceutical, Cl A        20,090           328
Nektar Therapeutics*                28,040           182
PDL BioPharma                       23,400           185
PSS World Medical*                   8,610           160
Thoratec*                            8,410           225
Vanda Pharmaceuticals*              18,500           218
Varian*                              5,990           236
Vivus*                              16,860           102
                                              ----------
Total Health care                                  3,616
                                              ----------
--------------------------------------------------------
Industrials --9.5%
--------------------------------------------------------
Airtran Holdings*                   35,720           221
Astec Industries*                    9,360           278
Badger Meter                         6,290           258
Belden                              14,480           242
Chicago Bridge & Iron, NY Shares    24,440           303
Diana Shipping #                    23,700           315
GrafTech International*             16,650           188
MasTec*                             16,270           191
Tetra Tech*                          9,680           277
Tutor Perini*                       12,540           218
                                              ----------
Total Industrials                                  2,491
                                              ----------
--------------------------------------------------------
Information technology --22.5%
--------------------------------------------------------
ADC Telecommunications*             39,910           318
Ariba*                              21,920           216
Cadence Design Systems*             68,160           402

Schedule of investments
Turner Small Cap Equity Fund

                                                Value
                                    Shares      (000)
--------------------------------------------------------
Ciena*                              18,620    $      193
Fair Isaac                          14,790           229
International Rectifier*            12,000           178
j2 Global Communications*            9,250           208
JDS Uniphase*                       50,580           289
Mantech International, Cl A*         6,590           284
MercadoLibre # *                    10,720           288
NCR*                                35,670           422
Power Integrations                  15,840           377
Riverbed Technology*                 8,160           189
Sapient*                            54,450           342
Semtech*                            14,840           236
Sigma Designs*                      21,320           342
Solera Holdings*                     7,530           191
Teradyne*                           34,630           237
THQ*                                31,500           226
TNS*                                13,120           246
Valueclick*                         25,450           268
Vishay Intertechnology*             30,490           207
                                              ----------
Total Information technology                       5,888
                                              ----------
--------------------------------------------------------
Materials --5.4%
--------------------------------------------------------
Hecla Mining # *                   120,320           322
Kaiser Aluminum                      9,240           332
OM Group*                           11,010           319
Rock-Tenn, Cl A                      6,330           242
Texas Industries                     6,110           192
                                              ----------
Total Materials                                    1,407
                                              ----------
--------------------------------------------------------
Utilities --3.6%
--------------------------------------------------------
Avista                              10,820           193
Cleco                               12,780           286
PNM Resources                       19,390           208
South Jersey Industries              7,230           253
                                              ----------
Total Utilities                                      940
                                              ----------
--------------------------------------------------------
Total Common stock
  (Cost $22,923)                                  24,864
========================================================
--------------------------------------------------------
Cash equivalent--11.9%
--------------------------------------------------------
BlackRock TempCash Fund
  Institutional Shares,
  0.443%**(1)                    3,118,321         3,118
--------------------------------------------------------
Total Cash equivalent
  (Cost $3,118)                                    3,118
========================================================
--------------------------------------------------------
Total Investments--107.0%
  (Cost $26,041)+                             $   27,982
--------------------------------------------------------


Percentages are based on Net Assets of $26,148. ***

*   Non-income producing security.
**  Rate shown is the 7-day effective yield as of June 30, 2009.
*** Numbers have been rounded to the nearest thousand.
# Security fully or partially on loan at June 30, 2009. The total value of securities on loan at June 30, 2009, was $1,832,883. Certain of these securities may have been sold prior to period end.
(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2009 was $1,898,153.

ADR -- American Depositary Receipt
Cl -- Class
LLC -- Limited Liability Company

+ At June 30, 2009, the tax basis cost of the Fund's investments was $26,208, and the unrealized appreciation and depreciation were $2,531 and $(757), respectively. ***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q  Filing for FAS 157 disclosure.

Schedule of investments

Turner Quantitative Large Cap Value Fund
June 30, 2009 (unaudited)
                                                Value
                                    Shares      (000)
--------------------------------------------------------
Common stock --98.3%
--------------------------------------------------------
Consumer discretionary --7.3%
--------------------------------------------------------
Amazon.com*                             50   $         4
Johnson Controls                       270             6
Lowe's                                 450             9
McGraw-Hill                            200             6
Nordstrom                              290             6
priceline.com*                          40             4
Viacom, Cl B*                          320             7
Walt Disney                            250             6
                                              ----------
Total Consumer discretionary                          48
                                              ----------
--------------------------------------------------------
Consumer staples --8.5%
--------------------------------------------------------
Coca-Cola                              110             5
Colgate-Palmolive                      120             9
CVS/Caremark                           220             7
Kraft Foods, Cl A                      360             9
Philip Morris International            200             9
Procter & Gamble                       340            17
                                              ----------
Total Consumer staples                                56
                                              ----------
--------------------------------------------------------
Energy --14.9%
--------------------------------------------------------
Apache                                  60             5
Cameron International*                 170             5
ConocoPhillips                         270            11
Devon Energy                            90             5
Enbridge Energy Partners               160             6
Exxon Mobil                            190            13
Murphy Oil                             120             7
Occidental Petroleum                   110             7
Peabody Energy                         240             7
Southwestern Energy*                   140             5
Spectra Energy                         620            11
Weatherford International*             280             5
Williams                               450             7
XTO Energy                             100             4
                                              ----------
Total Energy                                          98
                                              ----------
--------------------------------------------------------
Financials --24.8%
--------------------------------------------------------
Annaly Capital Management              370             5
Bank of America                      1,260            17
Boston Properties                      120             6
Capital One Financial                  240             5
Charles Schwab                         320             6
Citigroup                            1,470             4
CME Group                               20             6



                                                 Value
                                    Shares       (000)
--------------------------------------------------------
Fifth Third Bancorp                    810    $        6
Franklin Resources                     100             7
IntercontinentalExchange*               50             6
JPMorgan Chase                         590            20
M&T Bank                                70             4
MetLife                                200             6
Morgan Stanley                         190             5
Principal Financial Group              320             6
Public Storage                         130             9
Regions Financial                      850             3
TD Ameritrade Holding*                 420             7
Travelers                              120             5
US Bancorp                             370             7
Visa, Cl A                              90             6
Wells Fargo                            710            17
                                              ----------
Total Financials                                     163
                                              ----------
--------------------------------------------------------
Health care --13.2%
--------------------------------------------------------
Aetna                                  270             7
AmerisourceBergen, Cl A                480             8
Amgen*                                  90             5
Illumina*                              140             5
Johnson & Johnson                      290            17
Merck                                  510            14
Pfizer                               1,210            18
WellPoint*                              90             5
Zimmer Holdings*                       180             8
                                              ----------
Total Health care                                     87
--------------------------------------------------------
Industrials --7.4%
--------------------------------------------------------
First Solar*                            40             6
General Dynamics                        80             4
General Electric                     1,880            22
Illinois Tool Works                    130             5
Union Pacific                          130             7
United Technologies                     70             4
                                              ----------
Total Industrials                                     48
                                              ----------
--------------------------------------------------------
Information technology --6.2%
--------------------------------------------------------
Activision Blizzard*                   340             4
Adobe Systems*                         150             4
Electronic Arts*                       170             4
Google, Cl A*                           20             8
Hewlett-Packard                        150             6
Intel                                  210             3
Motorola                               870             6

Schedule of investments
Turner Quantitative Large Cap Value Fund
                                                Value
                                    Shares      (000)
--------------------------------------------------------
Xerox                                  730   $         5
                                              ----------
Total Information technology                          40
                                              ----------
--------------------------------------------------------
Materials --3.2%
--------------------------------------------------------
Dow Chemical                           360             6
Freeport-McMoRan Copper & Gold         150             7
Owens-Illinois*                        270             8
                                              ----------
Total Materials                                       21
                                              ----------
--------------------------------------------------------
Telecommunication services --5.5%
--------------------------------------------------------
AT&T                                   920            23
Verizon Communications                 440            13
                                              ----------
Total Telecommunication services                      36
                                              ----------
--------------------------------------------------------
Utilities --7.3%
--------------------------------------------------------
AES*                                   920            11
Dominion Resources                      90             3
EQT                                    170             6
Exelon                                 170             9
FPL Group                              190            11
Public Service Enterprise Group        260             8
                                              ----------
Total Utilities                                       48
                                              ----------
--------------------------------------------------------
Total Common stock
  (Cost $643)                                        645
========================================================
--------------------------------------------------------
Cash equivalent--1.7%
--------------------------------------------------------
BlackRock TempCash Fund
  Institutional Shares,
  0.443%**                          10,685            11
--------------------------------------------------------
Total Cash equivalent
  (Cost $11)                                          11
========================================================
--------------------------------------------------------
Total Investments--100.0%
  (Cost $654)+                               $       656
========================================================
Percentages are based on Net Assets of $656.***


*   Non-income producing security.
**  Rate shown is the 7-day effective yield as of June 30, 2009.
*** Numbers have been rounded to the nearest thousand.

Cl -- Class

+ At June 30, 2009, the tax basis cost of the Fund's investments was $674, and the unrealized appreciation and depreciation were $16 and $(34), respectively. ***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Schedule of investments

Turner Spectrum Fund
June 30, 2009 (unaudited)
                                                Value
                                    Shares      (000)
--------------------------------------------------------
Common stock --58.2%
--------------------------------------------------------
Consumer discretionary --10.5%
--------------------------------------------------------
American Eagle Outfitters              630   $         9
American Greetings                     520             6
ArvinMeritor                         3,030            13
China Dongxiang Group               15,367            11
Coach                                2,840            76
Coldwater Creek*                     3,040            19
Deckers Outdoor*                       130             9
DineEquity                             230             7
DR Horton                            6,975            65
Ford Motor*                          1,250             8
Goodyear Tire & Rubber*              2,170            24
Guess?                               1,070            27
Infosonics*                          3,000             5
J. Crew Group*                         470            13
Kohl's*                              1,034            23
La-Z-Boy                             4,530            21
Lithia Motors*                         800             8
Magna International, Cl A            2,160            91
Red Robin Gourmet Burgers*             350             7
Saks*                                3,240            14
Shuffle Master*                      1,370             9
Shutterfly*                            860            12
Talbots                              3,040            17
Warnaco Group*                         680            22
Wendy's/Arby's Group, Cl A           2,460            10
WMS Industries*                      2,250            71
                                              ----------
Total Consumer discretionary                         597
                                              ----------
--------------------------------------------------------
Consumer staples --3.4%
--------------------------------------------------------
Avon Products                          897            23
Central European Distribution*       1,270            34
Diedrich Coffee*                     2,940            70
Energizer Holdings*                    340            18
Green Mountain Coffee Roasters*        150             9
Hansen Natural*                        430            13
Whole Foods Market                   1,230            23
                                              ----------
Total Consumer staples                               190
                                              ----------
--------------------------------------------------------
Energy --1.1%
--------------------------------------------------------
Nabors Industries*                     460             7
PetroHawk Energy*                      470            10
Transocean*                            600            45
                                              ----------
Total Energy                                          62
                                              ----------


                                                Value
                                    Shares      (000)
--------------------------------------------------------
Financials --11.2%
--------------------------------------------------------
Affiliated Managers Group*             187   $        11
American Physicians Capital            240             9
American Physicians Service Group*     170             4
Americredit*                           674             9
Barclays PLC ADR                       480             9
BlackRock, Cl A                         70            12
Brookfield Asset Management            369             6
Capstead Mortgage                      560             7
CB Richard Ellis Group, Cl A*          980             9
China Life Insurance                 4,650            17
Deutsche Boerse                        132            10
Digital Realty Trust                   475            17
Duke-Weeks Realty                    2,260            20
First Horizon National                  10            --
Goldman Sachs Group                    160            24
Hilltop Holdings*                      502             6
Industrial & Commercial Bank
  of China                          19,633            14
IntercontinentalExchange*              237            27
Investment Technology Group*           440             9
JPMorgan Chase                         367            13
Julius Baer Holding                    166             6
Lincoln National                       820            14
Lloyds Banking Group*                2,150            10
MGIC Investment                      2,440            11
Mitsubishi UFJ Financial Group       1,720            10
Morgan Stanley                       3,014            86
MSCI, Cl A*                            755            18
Northern Trust                         163             9
Och-Ziff Capital Management          1,986            18
People's United Financial              640            10
PNC Financial Services Group           230             9
ProAssurance*                          170             8
Prudential Financial                   240             9
Public Storage                         120             8
Simon Property Group                   132             7
T. Rowe Price Group                    240            10
TD Ameritrade Holding*               5,072            89
UBS                                    640             8
Visa, Cl A                             613            38
Weingarten Realty                    1,140            16
XL Capital, Cl A                       760             9
                                              ----------
Total Financials                                     636
                                              ----------

Schedule of investments
Turner Spectrum Fund
                                               Value
                                    Shares     (000)
--------------------------------------------------------
Health care --12.2%
--------------------------------------------------------
Acorda Therapeutics*                 3,110   $        88
Alexion Pharmaceuticals*             1,013            42
Alkermes*                              950            10
AMERIGROUP*                          1,890            51
Arthrocare*                            960            10
Auxilium Pharmaceuticals*              510            16
Express Scripts*                       440            30
Gilead Sciences*                       505            24
Immucor*                             2,360            32
Kendle International*                  590             7
McKesson                             1,000            44
Medifast*                            1,840            21
Novo Nordisk ADR                       160             9
Parexel International*               1,800            26
Psychiatric Solutions*               2,220            51
Savient Pharmaceuticals*             4,280            59
United Therapeutics*                   160            13
Viropharma*                          1,400             8
Wyeth                                3,370           153
                                              ----------
Total Health care                                    694
                                              ----------
--------------------------------------------------------
Industrials --2.3%
--------------------------------------------------------
Bucyrus International, Cl A            320             9
Continental Airlines, Cl B*          1,290            12
Duff & Phelps, Cl A                    450             8
Ener1*                               1,280             7
First Solar*                           280            45
Gol Linhas Aereas ADR*               2,200            13
Guangshen Railway*                     371             9
Robert Half International              680            16
TNT NV*                                527            10
                                              ----------
Total Industrials                                    129
                                              ----------
--------------------------------------------------------
Information technology --13.5%
--------------------------------------------------------
3PAR*                                2,940            37
Alcatel-Lucent ADR                  23,500            58
Apple*                                 130            19
AsiaInfo Holdings*                   2,620            45
ASML Holding NV, Cl G                  850            18
Atheros Communications*                693            13
Autonomy*                              553            13
Byd*                                 3,610            14
Companhia Brasileira de Meios de
  Pagamento*                         6,792            58
Fiserv*                                130             6
Global Payments                      1,210            45


                                                Value
                                    Shares      (000)
--------------------------------------------------------
Glu Mobile*                          5,130   $         6
Intel                                  830            14
Internet Capital*                      630             4
Kenexa*                              1,150            13
Lender Processing Service              320             9
Longtop Financial Technologies ADR*    720            18
Mastercard, Cl A                        82            14
McAfee*                                354            15
Metavante Technologies*                334             9
Micron Technology*                  16,530            84
Microsoft                            1,430            34
Net 1 UEPS Technologies*             3,500            48
Netlogic Microsystems*                 460            17
Novellus Systems*                      350             6
QUALCOMM                               430            19
Radiant Systems*                     2,220            19
Rosetta Stone*                         330             9
Teradyne*                            9,050            62
TS Tech                                950            14
VeriSign*                            1,412            26
                                              ----------
Total Information technology                         766
                                              ----------
--------------------------------------------------------
Materials --4.0%
--------------------------------------------------------
CF Industries Holdings               1,130            84
Compass Minerals International         310            17
Monsanto                               600            45
Schweitzer-Manduit                     330             9
Teck Resources, Cl B                 1,020            16
Terra Industries                       350             8
Thompson Creek Metals*               1,390            14
United States Steel                    410            15
Zagg*                                2,699            19
                                              ----------
Total Materials                                      227
                                              ----------
--------------------------------------------------------
Total Common stock
  (Cost $3,190)                                    3,301
========================================================
--------------------------------------------------------
Exchange Traded Funds --1.7%
--------------------------------------------------------
Health Care Select Sector SPDR Fund    760            20
ProShares UltraShort Basic Material
  Fund                                 540            10
ProShares UltraShort MSCI Emerging
  Markets Fund                         840            18
ProShares UltraShort QQQ Fund          450            14
ProShares UltraShort Technology Fund   580            23
SPDR Metals & Mining                   310            12
--------------------------------------------------------
Total Exchange Traded Funds
  (Cost $99)                                         97
========================================================

Schedule of investments
Turner Spectrum Fund
                                    Shares/     Value
                                   Contracts    (000)
--------------------------------------------------------
Put Option Contracts --0.3%
--------------------------------------------------------
iShares, 07/09 at $50*                  41   $         4
iShares, 07/09 at $49*                  67             4
SPDR, 07/09 at $89*                      8             1
SPDR S&P, 07/09 at $27*                110             5
SPDR Sector, 07/09 at $25*              23             1
SPDR Sector, 07/09 at $46*              14             1
SPDR Sector, 07/09 at $11*             132             1
SPDR Series, 07/09 at $90*              13             2
                                              ----------
--------------------------------------------------------
Total Put Option Contracts
  (Cost $42)                                          19
========================================================
--------------------------------------------------------
Call Option Contracts --0.0%
--------------------------------------------------------
Best Buy, 07/09 at $35*                 12            --
                                              ----------
--------------------------------------------------------
Total Call Option Contracts
  (Cost $2)                                           --
========================================================
Cash equivalents--13.0%
--------------------------------------------------------
BlackRock TempCash Fund
  Institutional Shares,
  0.443%**                         732,578           733
--------------------------------------------------------
Total Cash equivalents
  (Cost $733)                                        733
========================================================
--------------------------------------------------------
Total Investments--73.2%
  (Cost $4,066)+                             $     4,150
========================================================
Common stock sold short ---(38.1)%
--------------------------------------------------------
Consumer discretionary ---(4.5)%
--------------------------------------------------------
Bebe Stores                           (700)  $        (5)
Blue Nile*                            (330)          (14)
Burger King Holdings                  (520)           (9)
Chipotle Mexican Grill, Cl A*          (70)           (5)
Dollar Tree*                          (270)          (11)
Foot Locker                           (810)           (9)
KB Home                               (390)           (5)
News                                  (570)           (6)
Penske Auto Group                     (410)           (7)
Phillips-Van Heusen                   (320)           (9)
Ruby Tuesday*                       (1,270)           (9)
Sears Holdings*                       (140)           (9)
Starbucks*                          (1,220)          (17)
Under Armour, Cl A*                 (2,567)          (58)
VF                                    (200)          (11)
Viacom*                             (1,910)          (46)
Whirlpool                             (560)          (24)
                                              ----------
Total Consumer discretionary                        (254)
                                              ----------
--------------------------------------------------------


                                                Value
                                    Shares      (000)
--------------------------------------------------------
Consumer staples ---(0.7)%
--------------------------------------------------------
Brown-Forman, Cl B                    (515)  $       (22)
Costco Wholesale                      (430)          (20)
                                              ----------
Total Consumer staples                               (42)
                                              ----------
--------------------------------------------------------
Energy ---(1.3)%
--------------------------------------------------------
Cal Dive International*               (920)           (8)
Diamond Offshore Drilling             (540)          (45)
Exxon Mobil                           (150)          (10)
Marathon Oil                          (324)          (10)
                                              ----------
Total Energy                                         (73)
                                              ----------
--------------------------------------------------------
Financials ---(9.0)%
--------------------------------------------------------
ACE                                   (140)           (6)
Aiful                               (4,214)          (16)
AllianceBernstein Holding LP        (3,400)          (68)
Apartment Investment & Management   (1,510)          (13)
City National                         (280)          (10)
CME Group                              (40)          (12)
Cohen & Steers                      (4,080)          (61)
Equity Residential Property           (410)           (9)
Federated Investors, Cl B             (740)          (18)
HCC Insurance Holdings                (360)           (9)
HSBC Holdings                       (1,020)           (9)
International Bancshares              (880)           (9)
Invesco                               (530)          (10)
Manulife Financial                    (780)          (14)
Moody's                               (750)          (20)
National Australia Bank               (501)           (9)
New York Community Bancorp          (1,154)          (12)
Nordea AB                           (1,300)          (11)
NYSE Euronext                         (490)          (13)
optionsXpress Holdings                (690)          (11)
PacWest Bancorp                       (780)          (10)
Principal Financial Group             (490)           (9)
Regency Centers                       (335)          (11)
RenaissanceRe                         (340)          (16)
Stewart Information Services          (580)           (8)
Susquehanna Bancshares              (2,060)          (10)
TCF Financial                       (1,850)          (24)
Torchmark                             (240)           (9)
UMB Financial                          (95)           (4)
Umpqua Holdings                       (910)           (7)
United Bancshares                     (450)           (9)
Vornado Realty Trust                  (276)          (13)
Whitney Holding                     (1,850)          (17)

Schedule of investments
Turner Spectrum Fund
                                                Value
                                    Shares      (000)
--------------------------------------------------------
WR Berkley                            (985)  $       (21)
                                              ----------
Total Financials                                    (508)
                                              ----------
--------------------------------------------------------
Health care ---(6.9)%
--------------------------------------------------------
Allscripts-Misys Healthcare           (560)           (9)
Baxter International                  (120)           (6)
Cardinal Health                     (2,616)          (80)
Celgene*                              (170)           (8)
Centene*                              (470)           (9)
Cerner*                               (100)           (6)
Dendreon*                             (270)           (7)
Endo Pharmaceuticals Holdings*        (270)           (5)
Genzyme*                              (960)          (53)
GTx*                                (1,060)          (10)
Masimo*                               (330)           (8)
Medicis Pharmaceutical, Cl A        (3,090)          (50)
Molina Healthcare*                  (1,500)          (36)
Pfizer                              (3,370)          (51)
Shire ADR                           (1,290)          (54)
                                              ----------
Total Health care                                   (392)
                                              ----------
--------------------------------------------------------
Industrials ---(5.6)%
--------------------------------------------------------
Allegiant Travel*                     (400)          (16)
Avery Dennison                        (330)           (8)
Carlisle                              (340)           (8)
Eaton                               (1,010)          (45)
FedEx                               (1,201)          (67)
Flowserve                             (100)           (7)
Gardner Denver Machinery*             (250)           (6)
GATX                                (2,540)          (66)
L-3 Communications Holdings, Cl 3     (133)           (9)
Lockheed Martin                       (156)          (12)
Northrop Grumman                    (1,199)          (55)
Rockwell Automation                   (238)           (8)
Watson Wyatt Worldwide, Cl A          (220)           (8)
                                              ----------
Total Industrials                                   (315)
                                              ----------
--------------------------------------------------------
Information technology ---(7.0)%
--------------------------------------------------------
Autodesk*                           (1,142)          (22)
Automatic Data Processing             (489)          (17)
Bankrate*                             (670)          (17)
Cavium Networks*                      (410)           (7)
Computer Sciences*                  (1,260)          (56)
Dealertrack Holdings*                 (410)           (7)
Factset Research Systems            (1,160)          (58)
Formfactor*                           (310)           (5)
Global Payments*                      (610)           (9)
Hewlett-Packard                       (235)           (9)


                                                Value
                                    Shares      (000)
--------------------------------------------------------
Infosys Technologies ADR            (1,642)  $       (60)
Intuit*                               (310)           (9)
Netease.com ADR*                    (1,520)          (53)
Nokia ADR                             (577)           (9)
Perot Systems*                        (539)           (8)
Research In Motion*                   (100)           (7)
Rofin-Sinar Technologies*             (280)           (6)
SAP ADR*                              (280)          (11)
Sina*                                 (215)           (6)
Sohu.com*                             (170)          (11)
Symantec*                             (400)           (6)
VMware, Cl A*                         (250)           (7)
                                              ----------
Total Information technology                        (400)
                                              ----------
--------------------------------------------------------
Materials ---(3.1)%
--------------------------------------------------------
Agrium                              (1,740)          (70)
Allegheny Technologies                (320)          (11)
Nalco Holding                       (2,810)          (47)
PPG Industries                      (1,040)          (46)
                                              ----------
Total Materials                                     (174)
                                              ----------
--------------------------------------------------------
Total Common stock
  (Proceeds $(2,182))                             (2,158)
========================================================
Exchange Traded Funds --- (7.2)%
--------------------------------------------------------
iShares Barclays 20+ Year Treasury
  Bond Fund                            (90)           (9)
iShares Dow Jones Transportation
  Average Index Fund                  (380)          (22)
iShares Dow Jones US Industrial
  Sector Index Fund                   (190)           (8)
iShares Dow Jones US Real Estate
  Index Fund                        (1,380)          (45)
iShares MSCI Hong Kong Index Fund     (780)          (11)
iShares MSCI United Kingdom Index
  Fund                                (790)          (10)
iShares Russell 2000 Growth Index
  Fund                              (1,140)          (64)
Market Vectors - Agribusiness         (270)           (9)
Materials Select Sector SPDR Fund     (528)          (14)
Powershares QQQ                       (550)          (20)
Semiconductors HOLDRS Trust           (600)          (13)
SPDR KBW Regional Banking             (460)           (8)
SPDR Oil & Gas Exploration &
  Production                          (480)          (15)
SPDR S&P Retail                     (1,600)          (45)
SPDR Trust                            (800)           (9)
SPDR Trust Series 1                   (930)          (85)
United States Oil Fund LP             (570)          (22)
--------------------------------------------------------
Total Exchange Traded Funds
   (Proceeds $(416))                                (409)
========================================================

Schedule of investments
Turner Spectrum Fund
                                                Value
                                                (000)
--------------------------------------------------------
Total Securities sold short---(45.3)%
  (Proceeds $(2,598))                        $    (2,567)
========================================================
Percentages are based on Net Assets of $5,670.***

*   Non-income producing security.
**  Rate shown is the 7-day effective yield as of June 30, 2009.
*** Numbers have been rounded to the nearest thousand.


ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership
PLC -- Public Limited Company
SPDR -- Standard & Poor's Depository Receipts
Amounts designated as "--" have been rounded to $0.

+ At June 30, 2009, the tax basis cost of the Fund's investments (excluding securities sold short)was $4,066, and the unrealized appreciation and depreciation were $182 and $(98), respectively. ***

    For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent semi-annual or annual financial statements.

    See end of Form N-Q Filing for FAS 157 disclosure.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Funds' investments carried at value:

Turner Concentrated Growth Fund
Investments in Securities              Level 1      Level 2     Level 3          Total
                                  ------------   ----------   ---------   ------------
  Common Stock                    $     32,317   $       --   $      --   $     32,317
  Cash Equivalents                         845           --          --            845
                                  ------------   ----------   ---------   ------------
Total Investments in Securities   $     33,162   $       --   $      --   $     33,162
                                  ============   ==========   =========   ============
Turner Core Growth Fund
Investments in Securities              Level 1      Level 2     Level 3          Total
                                  ------------   ----------   ---------   ------------
  Common Stock                    $    506,176   $       --   $      --   $    506,176
  Cash Equivalents                      26,996           --          --         26,996
                                  ------------   ----------   ---------   ------------
Total Investments in Securities   $    533,172   $      --    $      --   $    533,172
                                  ============   ==========   =========   ============
Turner Emerging Growth Fund
Investments in Securities              Level 1      Level 2     Level 3          Total
                                  ------------   ----------   ---------   ------------
  Common Stock                    $    341,009   $       --   $      --   $    341,009
  Registered Investment Company         13,660           --          --         13,660
  Cash Equivalents                      60,125           --          --         60,125
                                  ------------   ----------   ---------   ------------
Total Investments in Securities   $    414,794   $       --   $      --   $    414,794
                                  ============   ==========   =========   ============
Turner Large Cap Growth Fund
Investments in Securities              Level 1      Level 2     Level 3          Total
                                  ------------   ----------   ---------   ------------
  Common Stock                    $     51,633   $       --   $      --   $     51,633
  Cash Equivalents                       1,656           --          --          1,656
                                  ------------   ----------   ---------   ------------
Total Investments in Securities   $     53,289   $       --   $      --   $     53,289
                                  ============   ==========   =========   ============
Turner Midcap Growth Fund
Investments in Securities              Level 1      Level 2     Level 3          Total
                                  ------------   ----------   ---------   ------------
  Common Stock                    $    865,707   $       --   $      --   $    865,707
  Cash Equivalents                      53,684           --          --         53,684
                                  ------------   ----------   ---------   ------------
Total Investments in Securities   $    919,391   $       --   $      --   $    919,391
                                  ============   ==========   =========   ============
Turner New Enterprise Fund
Investments in Securities              Level 1      Level 2     Level 3          Total
                                  ------------   ----------   ---------   ------------
  Common Stock                    $     22,816   $       --   $      --   $     22,816
  Exchange Traded Fund                   1,768           --          --          1,768
  Cash Equivalents                         659           --          --            659
                                  ------------   ----------   ---------   ------------
Total Investments in Securities   $     25,243   $       --   $      --   $     25,243
                                  ============   ==========   =========   ============
Turner Small Cap Growth Fund
Investments in Securities              Level 1      Level 2     Level 3          Total
                                  ------------   ----------   ---------   ------------
  Common Stock                    $    206,965   $       --   $      --   $    206,965
  Cash Equivalents                      44,455           --          --         44,455
                                  ------------   ----------   ---------   ------------
Total Investments in Securities   $    251,420   $       --   $      --   $    251,420
                                  ============   ==========   =========   ============

Turner International Core Growth Fund
Investments in Securities                             Level 1       Level 2      Level 3        Total
                                                -------------    ----------    ---------    ---------
  Common Stock                                  $       3,139    $       --    $      --    $   3,139
  Preferred Stock                                          53            --           --           53
  Registered Investment Company                            63            --           --           63
  Cash Equivalents                                         85            --           --           85
                                                -------------    ----------    ---------    ---------
Total Investments in Securities                 $       3,340    $       --    $      --    $   3,340
                                                =============    ==========    =========    =========
Turner Midcap Equity Fund
Investments in Securities                             Level 1       Level 2      Level 3        Total
                                                -------------    ----------    ---------    ---------
  Common Stock                                  $         984    $       --    $      --    $     984
  Cash Equivalents                                         47            --           --           47
                                                -------------    ----------    ---------    ---------
Total Investments in Securities                 $       1,031    $       --    $      --    $   1,031
                                                =============    ==========    =========    =========
Turner Quantitative Broad Market Equity Fund
Investments in Securities                             Level 1       Level 2      Level 3        Total
                                                -------------    ----------    ---------    ---------
  Common Stock                                  $         422    $       --    $      --    $     422
  Cash Equivalents                                         11            --           --           11
                                                -------------    ----------    ---------    ---------
Total Investments in Securities                 $         433    $       --    $      --    $     433
                                                =============    ==========    =========    =========
Turner Small Cap Equity Fund
Investments in Securities                             Level 1       Level 2      Level 3        Total
                                                -------------    ----------    ---------    ---------
  Common Stock                                  $      24,864    $       --    $      --    $  24,864
  Cash Equivalents                                      3,118            --           --        3,118
                                                -------------    ----------    ---------    ---------
Total Investments in Securities                 $      27,982    $       --    $      --    $  27,982
                                                =============    ==========    =========    =========
Turner Quantitative Large Cap Value Fund
Investments in Securities                             Level 1       Level 2      Level 3        Total
                                                -------------    ----------    ---------    ---------
  Common Stock                                  $         645    $       --    $      --    $     645
  Cash Equivalents                                         11            --           --           11
                                                -------------    ----------    ---------    ---------
Total Investments in Securities                 $         656    $       --    $      --    $     656
                                                =============    ==========    =========    =========
Turner Spectrum Fund
Investments in Securities                             Level 1       Level 2      Level 3        Total
                                                -------------    ----------    ---------    ---------
  Common Stock                                  $       3,301    $       --    $      --    $   3,301
  Exchange Traded Fund                                     97            --           --           97
  Options                                                  19            --           --           19
  Cash Equivalents                                        733            --           --          733
                                                -------------    ----------    ---------    ---------
Total Investments in Securities                 $       4,150    $       --    $      --    $   4,150
                                                =============    ==========    =========    =========
Investments in Securities Sold Short
  Common Stock                                  $      (2,158)   $       --    $      --    $  (2,158)
  Exchange Traded Fund                                   (409)           --           --         (409)
                                                -------------    ----------    ---------    ---------
Total Investments in Securities Sold Short      $      (2,567)   $       --    $      --    $  (2,567)
                                                =============    ==========    =========    =========



ITEM 2.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the "Act")) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) of the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              Turner Funds


By (Signature and Title)                  /s/ Thomas R. Trala, Jr.
                                          --------------------------------------
                                          Thomas R. Trala, Jr.,
                                          President and CEO

Date: August 21, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Thomas R. Trala, Jr.
                                          --------------------------------------
                                          Thomas R. Trala, Jr.,
                                          President and CEO

Date: August 21, 2009


By (Signature and Title)                  /s/ Michael Lawson
                                          --------------------------------------
                                          Michael Lawson, Controller and CFO

Date: August 21, 2009